SHARE CAPITAL AND RESERVES (Details - Outstanding and exercisable stock options)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Weighted average exercise price | $ / shares		$ 0.99	$ 1.06
Weighted average remaining life	1 year 11 months 8 days	1 year 11 months 8 days	1 year 3 days
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	806,061	806,061	528,283	528,283	503,030
Options exercisable	806,061	806,061
Weighted average exercise price | $ / shares	$ 0.59
Weighted average remaining life	5 years 10 months 28 days	5 years 10 months 28 days
Stock Options [Member] | Exercise Price $0.09 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Mar. 22, 2026	Mar. 22, 2026
Options outstanding	202,020	202,020
Options exercisable	202,020	202,020
Weighted average exercise price | $ / shares	$ 0.89
Weighted average remaining life	2 months 19 days	2 months 19 days
Stock Options [Member] | Exercise Price $0.06 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Aug. 24, 2032	Aug. 24, 2032
Options outstanding	73,737	73,737
Options exercisable	73,737	73,737
Weighted average exercise price | $ / shares	$ 0.59
Weighted average remaining life	6 years 7 months 24 days	6 years 7 months 24 days
Stock Options [Member] | Exercise Price $0.06 One [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Oct. 12, 2032	Oct. 12, 2032
Options outstanding	227,273	227,273
Options exercisable	227,273	227,273
Weighted average exercise price | $ / shares	$ 0.59
Weighted average remaining life	6 years 9 months 14 days	6 years 9 months 14 days
Stock Options [Member] | Exercise Price $0.07 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Jan. 16, 2028	Jan. 16, 2028
Options outstanding	25,253	25,253
Options exercisable	25,253	25,253
Weighted average exercise price | $ / shares	$ 0.69
Weighted average remaining life	2 years 14 days	2 years 14 days
Stock Options [Member] | Exercise Price $0.04 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Jun. 12, 2035	Jun. 12, 2035
Options outstanding	277,778	277,778
Options exercisable	277,778	277,778
Weighted average exercise price | $ / shares	$ 0.40
Weighted average remaining life	9 years 5 months 12 days	9 years 5 months 12 days